Accounts and transactions with related parties	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Accounts and transactions with related parties
23.	Accounts and transactions with related parties

	2020	2019
Account receivable -
Banco General, S.A.	$1,231	$24
Panama Air Cargo Terminal	186	101
Petróleos Delta, S.A.	12	22

	$1,429	$147

Account payable -
Petróleos Delta, S.A.	$2,476	$13,330
Assa Compañía de Seguros, S.A.	358	283
Desarrollos Inmobiliarios del Este, S.A.	51	20
Panama Air Cargo Terminal	40	250
Galindo, Arias & López	36	—
Cable Onda, S.A.	9	20
Banco General, S.A.	—	151
Motta International, S.A.	—	32

	$2,970	$14,086

Transactions with related parties for the year ended December 31 are as follows:

		Amount of transaction	Amount of transaction	Amount of transaction
Related party	Transaction	2020	2019	2018
Petróleos Delta, S.A.	Purchase of jet fuel	$102,702	$376,765	$398,733
ASSA Compañía de Seguros, S.A.	Insurance	7,147	11,215	9,735
Desarrollo Inmobiliario del Este, S.A.	Property leasing	3,301	4,017	3,838
Profuturo Administradora de Fondos
de Pensión y Cesantía	Payments	2,839	5,145	4,716
Panama Air Cargo Terminal	Handling	2,037	3,522	5,849
Motta International	Purchase	550	1,854	1,585
Cable Onda, S.A.	Communications	703	1,396	1,687
Galindo, Arias & López	Legal services	236	309	490
GBM International, Inc.	Technological support	146	240	231
Global Brands, S.A.	Purchase	31	108	55
Televisora Nacional, S.A.	Communications	13	—	—
Banco General, S.A.	Interest income	$(2,657)	$(4,181)	$(3,781)
Banco General, S.A.:
The Company’s controlling shareholders have a vote and a decision within the board of directors of BG Financial Group, which is the controlling company of Banco General. Likewise, Banco General, S. A. owns ProFuturo Administradora de Fondos de Pensión y Cesantía S.A., which manages the Company’s reserves for pension purposes. Also the Company has interest receivable by $1.0 million (2019: $2.1 million) due to short and long term time deposits in this financial institution
.
Petróleos Delta, S.A.:
Since 2005, the fuel company entered into a contract with the Company to meet its jet fuel needs. The contract’s term is two years, and the last contract subscribed was on June, 2020.
While the Company’s controlling shareholders do not hold a controlling equity interest in Petróleos Delta, S.A., various members of the Company’s Board of Directors are also board members of Petróleos Delta, S. A.
ASSA Compañía de Seguros, S. A.:
An insurance that provide substantially all of the Company’s insurance policies. While the Company’s controlling shareholders do not hold a controlling equity interest in ASSA
Compañía de Seguros, S. A
.
, various members of the Company’s Board of Directors are also board members of ASSA Compañía de Seguros, S. A.

Desarrollo Inmobiliario del Este, S. A.:
The Company leases five floors consisting of approximately 105,981 square feet of the building from Desarrollo Inmobiliario, an entity controlled by the same group of investors that controls Corporación de Inversiones Aéreas, S. A. (“CIASA”). CIASA owns 100% of the class B shares of the Company. This contract is a lease contract under IFRS 16.
Panama Air Cargo Terminal:
Provides cargo and courier services in Panama, an entity controlled by the same group of investors that controls CIASA.
Motta Internacional, S.A. & Global Brands, S. A.:
The Company purchases most of the alcohol and other beverages served on its aircraft from Motta Internacional, S. A. and Global Brands, S. A., both of which are controlled by the Company’s controlling shareholders.
Cable Onda, S.A.:
The Company is responsible for providing television and internet broadcasting services in Panama. A member of the Company’s Board of Directors is shareholder of Cable Onda, S. A.
Galindo, Arias
 & López:
Certain partners of Galindo, Arias & López (a law firm) are indirect shareholders of CIASA and serve on the Company’s Board of Directors.
GBM International, Inc.:
Provides systems integration and computer services, as well as technical services and enterprise management. A member of the Company’s Board of Directors is shareholder of GBM International, Inc.
Televisora Nacional, S.A.:
This Panamanian television channel provide broadcasting services. A member of the Company’s Board of Directors is shareholder of Televisora Nacional, S. A
.
Compensation of key management personnel
Key management personnel compensation is as follows:

	2020	2019	2018
Short-term employee benefits	$3,177	$4,969	$6,104
Post-employment pension	61	95	117
Share-based payments	2,362	3,246	5,092

	$5,600	$8,310	$11,313

The Company has not set aside any additional funds for future payments to executive officers, other than one pursuant to a non-compete
agreement for $3.0 million established in 2006 (see note 21).